Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details Textual) - Oil and Gas [Member]	12 Months Ended
Mar. 31, 2020 a Barrels
Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Textual)
Area of land | a	9,615
Barrels of oil | Barrels	3,540,000